CONDENSED STATEMENT OF OPERATIONS	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 1,441,314
Loss from operations	(1,441,314)
Other income:
Change in fair value of warrant liabilities	17,520,500
Interest earned on marketable securities held in Trust Account	4,700
Net Income	$ 16,083,886
Class A Ordinary Share
Other income:
Weighted average shares outstanding, basic and diluted | shares	34,500,000
Basic and diluted net income per ordinary shares | $ / shares	$ 0.00
Class B Ordinary Share
Other income:
Weighted average shares outstanding, basic and diluted | shares	8,625,000
Basic and diluted net income per ordinary shares | $ / shares	$ 1.86